Matrix Capital Group, Inc.
                         420 Lexington Avenue, Suite 601
                            New York, New York 10170



                                September 2, 2009



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:                    Matrix Defined Trusts 12
                       (File No. 333-160747) (CIK 1468668)

Ladies/Gentlemen:

     The undersigned, Matrix Defined Trusts 12 (the "Fund"), registrant, by Matrix Capital Group, Inc., depositor of the Fund and of the units covered by the subject Registration Statement, pursuant to the provisions of Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, hereby respectfully requests that the Securities and Exchange Commission consent to the filing of the amendment to the Registration Statement and grant acceleration of the effectiveness of said Registration Statement, as amended, so that the same may become effective as early as practicable on September 2, 2009, or as soon thereafter as possible.

                                Very truly yours,

                                Matrix Defined Trusts 12

                                By:  Matrix Capital Group, Inc.


                                By     /s/ CHRISTOPHER ANCI
                                  ------------------------------
                                        Christopher Anci
                                           President






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